Bonds and financing (Tables)	12 Months Ended
Dec. 31, 2021
Bonds and financing
Schedule of bonds and financing
	December 31, 2020	Additions (ii)	Payment of interest (i)	Payment of principal (i)	Interest accrued	Transaction cost of bonds	Transfers	December 31, 2021
Bonds with Related Parties	502,743	-	(24,873)	(477,564)	25,859	-	238,509	264,673
Bonds	-	-	-	-	17,574	(993)	-	16,581
Financing	139	-	(49)	(177)	116	-	208	237
Current liabilities	502,882	-	(24,922)	(477,741)	43,549	(993)	238,717	281,491
Bonds with Related Parties	289,600	-	-	-	-	-	(238,509)	51,091
Bonds	-	500,000	-	-	-	(2,007)	-	497,993
Financing	859	-	-	-	-	-	(208)	651
Non-current liabilities	290,459	500,000	-	-	-	(2,007)	(238,717)	549,735
Total	793,341	500,000	(24,922)	(477,741)	43,549	(3,000)	-	831,226

(i)

On March 15, 2021, the Company, substantially settled bonds with related parties amounting to R$ 100,000 and R$ 1,488, in principal and interest, respectively as follows: 5th Issuance, 1st series – R$ 101,488. In addition, the Company settled only interest on the following bonds: 5th Issuance, 2nd series – R$ 1,451, 6th Issuance, 2nd series – R$ 3,613 and 7th Issuance, single series – R$ 5,663. This measure is part of a commitment with shareholders as a result of the IPO.

On May 31, 2021, the Company partially settled bonds with related parties amounting to R$ 188,000, of principal of the 7th issuance single series.

On August 6, 2021, the Company settled the remaining 7th issuance with related parties in the amounts of R$189,564 and R$5,871, as principal and interest. In addition, the Company settled only interest on the following bonds: 5th Issuance, 2nd series – R$ 2,029 and 6th Issuance, 2nd series – R$ 4,758.

Regarding the financing with Banco de Desenvolvimento de Minas Gerais SA - BDMG, the Company pays monthly the amount of R$ 15 and R$ 4, respectively, of principal and interest, totaling on December 31, 2021 an amount of R$177 and R$49, respectively, of principal and interest.

(ii)	On August 6, 2021, the Company´s subsidiary Somos Sistemas de Ensino S.A. issued R$ 500 million in simple debentures not convertible into shares, subject to compensatory interest of 100% of DI Interest Deposit rate (CDI), plus spread of 2.30% per year. The debentures are aimed at reinforcing the Company’s capital structure and elongating the debt maturity profile, which average maturity now stands at 35 months.

	December 31, 2019	Additions through Business Combinations (i)	Payment of interest	Payment of principal	Interest accrued	Transfers	December 31, 2020
Bonds with Related Parties	440,947	-	(49,369)	(852,135)	52,900	910,400	502,743
Financing	-	-	(35)	-	35	139	139
Current liabilities	440,947	-	(49,404)	(852,135)	52,935	910,539	502,882
Bonds with Related Parties (i)	1,200,000	-	-	-	-	(910,400)	289,600
Financing	-	998	-	-	-	(139)	859
Non-current liabilities	1,200,000	998	-	-	-	(910,539)	290,459
Total	1,640,947	998	(49,404)	(852,135)	52,935	-	793,341

(i)	On August 4, 2020, the Company, substantially settled bonds with related parties amounting by R$ 852,136 and R$ 29,864, respectively principal and interest, as follow: 7th Issuance, 1st series – R$ 310,918; 8th Issuance R$ 448,826 and 9th Issuance 115,591. In addition, the Company settled only interest on the following bonds: 7th Issuance, 2nd series – R$4,671 and 6th Issuance, 2nd series – R$ 1,994. This measure is part of the commitment taken with the shareholders through the IPO process.

Schedule of bonds' description
Subscriber	Related Parties	Related Parties	Third parties
Issuance	5th	6th	1st
Series	2nd Series	2nd Series	Single Series
Date of issuance	08/15/2018	08/15/2017	08/06/2021
Maturity Date	08/15/2023	08/15/2022	08/05/2024
First payment after	60 months	60 months	35 months
Remuneration payment	Semi-annual interest	Semi-annual interest	Semi-annual interest
Financials charges	CDI + 1.00% p.a.	CDI + 1.70% p.a.	CDI + 2.30% p.a.
Principal amount (in millions of R$)	100	200	500

Schedule of bonds and financing maturities
	December 31, 2021
Maturity of installments	Total	%
2022	281,491	33.9%
2023	51,063	6.1%
2024	498,672	60.0%
Total non-current liabilities	549,735	66.1%
	831,226	100.0%